Right-of-use assets - Net	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets - Net

Note 11 - Right-of-use assets – Net:

The Company has entered into several lease contracts of buildings, vehicles, other equipment and commercial premises. There are no future cash outflows derived from residual value guarantees, restrictions imposed by tenants or sale and leaseback transactions.

The average lease term is disclosed in Note 3.21. The Company applies the recognition exemptions with respect to “short-term leases” and “low-value asset leases”.

The right-of-use asset recognized in the consolidated statement of financial position as of December 31, 2024 and 2023, was as follows:

	Building		Transportation equipment		Store equipment		Total
As of January 1, 2023	Ps.	4,472,888	Ps.	55,999	Ps.	167,572	Ps.	4,696,459
Additions		1,282,448		63,778		75,942		1,422,168
Depreciation		(553,468)		(20,693)		(23,870)		(598,031)
As of December 31, 2023	Ps.	5,201,868	Ps.	99,084	Ps.	219,644	Ps.	5,520,596
Additions		2,194,687		93,833		30,415		2,318,935
Write-offs		(8,157)		(2,626)		(4,220)		(15,003)
Depreciation		(727,932)		(39,472)		(28,778)		(796,182)
As of December 31, 2024	Ps.	6,660,466	Ps.	150,819	Ps.	217,061	Ps.	7,028,346

In the years ended December 31, 2024, 2023 and 2022, the Company had expenses related to low-value leased assets and short-term leases included in sale and administrative expenses for an amount of Ps.16,469, Ps.18,370, and Ps.6,387, respectively. In the same years, the Company did not have variable lease payments.

The Company had total cash outflows for leases of Ps.1,457,011 in 2024, Ps.1,186,260 in 2023 and Ps.826,730 in 2022. For the years ended December 31, 2024, 2023 and 2022, the Company recognized Ps.123,160, Ps.89,931 and Ps.66,935 of depreciation of the right-of-use asset in the cost of sales, and Ps.673,022, Ps.508,100 and Ps.417,981 in sale expenses, respectively.

The Company has several lease contracts that include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Group business needs. Management exercises significant judgment in determining whether these extension and termination options are reasonably certain to be exercised (See Note 4.1). As of December 31, 2024, 2023 and 2022 the Company considered all optional extensions that are enforceable in its lease contracts; therefore, there are no future cash outflows derived from extensions that are not planned to be exercised.